(8) SECTOR FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Sector Financial Assets And Liabilities Tables Abstract
Schedule of sector financial assets and liabilities
	As of December 31, 2017			Operating revenue		Finance income /expense	Receipt	As of December 31, 2018
	Deferred	Approved	Total	Constitution	Realization	Monetary adjustment	Tariff flag (note 25.4)	Deferred	Approved	Total
Parcel "A"	924,943	(235,916)	689,026	1,416,031	656	90,658	(297,340)	1,306,751	592,281	1,899,031
CVA (*)
CDE (**)	(235,901)	(263,520)	(499,422)	352,202	358,731	(10,630)	-	208,156	(7,275)	200,881
Electric energy cost	1,625,759	(18,280)	1,607,479	416,476	(599,527)	93,538	(297,340)	586,027	634,599	1,220,626
ESS and EER (***)	(974,091)	(167,048)	(1,141,139)	(686,829)	878,350	(63,412)	-	(562,800)	(450,230)	(1,013,030)
Proinfa	(610)	(17,961)	(18,572)	8,456	13,411	80	-	246	3,129	3,375
Basic network charges	(20,163)	23,387	3,224	69,335	(16,318)	3,540	-	36,256	23,526	59,782
Pass-through from Itaipu	959,518	125,860	1,085,378	1,222,806	(781,341)	79,596	-	1,141,254	465,184	1,606,438
Transmission from Itaipu	7,802	7,806	15,608	38,876	(11,909)	1,648	-	31,784	12,439	44,222
Neutrality of industry charges	32,566	112,084	144,651	(81,435)	(110,305)	(2,044)	-	(40,763)	(8,370)	(49,133)
Overcontracting	(469,937)	(38,244)	(508,181)	76,143	269,565	(11,657)	-	(93,409)	(80,721)	(174,130)
Other financial components	(193,496)	21,812	(171,685)	(327,883)	119,112	(10,419)	-	(275,550)	(115,325)	(390,875)

Total	731,447	(214,104)	517,341	1,088,148	119,768	80,240	(297,340)	1,031,201	476,956	1,508,156

Current assets			210,834							1,330,981
Noncurrent assets			355,003							223,880
Current liabilities			(40,111)							-
Noncurrent liabilities			(8,385)							(46,703)

	As of December 31, 2016			Operating revenue		Finance income /expense	Receipt	As of December 31, 2017
	Deferred	Approved	Total	Constitution	Realization	Monetary adjustment	Tariff flag (note 25.4)	Deferred	Approved	Total
Parcel "A"	(762,573)	190,369	(572,203)	1,187,928	536,269	(76,726)	(386,242)	924,943	(235,916)	689,026
CVA (*)
CDE (**)	(342,161)	(70,301)	(412,462)	(405,409)	356,715	(38,267)	-	(235,901)	(263,520)	(499,422)
Electric energy cost	(506,490)	(239,777)	(746,267)	2,018,754	751,840	(31,144)	(385,704)	1,625,759	(18,280)	1,607,479
ESS and EER (***)	(406,568)	(124,411)	(530,979)	(1,003,482)	450,638	(57,165)	(151)	(974,091)	(167,048)	(1,141,139)
Proinfa	3,492	31,414	34,906	(28,048)	(18,829)	(6,600)	-	(610)	(17,961)	(18,572)
Basic network charges	27,527	9,660	37,187	1,448	(35,035)	(376)	-	(20,163)	23,387	3,224
Pass-through from Itaipu	147,012	442,911	589,923	1,022,892	(570,453)	43,016	-	959,518	125,860	1,085,378
Transmission from Itaipu	7,646	7,281	14,927	13,992	(13,705)	394	-	7,802	7,806	15,608
Neutrality of industry charges	142,091	164,375	306,466	89,103	(258,685)	7,767	-	32,566	112,084	144,651
Overcontracting	164,878	(30,782)	134,096	(521,321)	(126,217)	5,648	(387)	(469,937)	(38,244)	(508,181)
Other financial components	(182,958)	(159,759)	(342,717)	(72,877)	249,516	(5,607)	-	(193,496)	21,812	(171,685)
Refunds related to judicial injuctions	(76,615)	(132,410)	(209,025)	(10,038)	190,291	805	-	-	(27,968)	(27,968)
Others	(106,343)	(27,349)	(133,692)	(62,839)	59,226	(6,412)	-	(193,496)	49,780	(143,717)

Total	(945,530)	30,612	(914,918)	1,115,051	785,786	(82,333)	(386,242)	731,447	(214,104)	517,341

Current assets			-							210,834
Noncurrent assets			-							355,003
Current liabilities			(597,515)							(40,111)
Noncurrent liabilities			(317,406)							(8,385)

(*) Deferred tariff costs and gains variations from Parcel “A” items

(**) Energy Development Account – CDE

(***) System Service Charge (ESS) and Reserve Energy Charge (EER)